10. Share-Based Compensation (Details - Non-vested non-employee) - Non Employee Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Non-vested options outstanding, beginning balance	0
Options granted	10,000	0
Options vested	(10,000)	(10,101)
Non-vested options outstanding, ending balance	0	0
Non-vested weighted-average grant date fair value per share, beginning balance
Weighted-average grant date fair value per share, options granted	1.73
Weighted-average grant date fair value per share, options vested	1.73
Non-vested weighted-average grant date fair value per share, ending balance